FILE NO. 2-69938

	SECURITIES AND EXCHANGE COMMISSION

	WASHINGTON, D.C. 20549


	FORM N-1A


	POST-EFFECTIVE AMENDMENT NO. 25

	To The

	REGISTRATION STATEMENT

	UNDER

	THE SECURITIES ACT OF 1933

	AND

	THE INVESTMENT COMPANY ACT OF 1940



	       SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
	(Exact name of Registrant as specified
	in the Declaration of Trust)

	388 Greenwich Street, New York, New York l0013
	(Address of principal executive offices)

	            (212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	388 Greenwich Street, New York, New York l0013 (22nd Floor) (Name and address of agent for service)



	To amend Part  C

	Rule 24f-2(a)(l) Declaration:

Registrant previously registered an indefinite number of its shares pursuant to Rule 24f-2 of the Investment Company Act of 1940, and Registrant filed its Rule 24f-2 Notice on May 26, 1994 for its most recent fiscal year ended March 31, 1995.


It is proposed that this Post-Effective Amendment will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.





	CROSS REFERENCE SHEET
	(as required by Rule 495(a))



Part A of
Form N-1A	Location in Part A


l.	Cover Page				cover page

2.	Synopsis				"Fee Table"

3.	Condensed Financial Information.		"Financial Highlights"
		"Performance"

4.	General Description of Registrant		"Shares of the Fund"
							cover page
						"Investment Objective
						and Policies"
						"Risk and Portfolio
						Management"

5.	Management of the Fund		"Investment Management and
					Distribution of Shares"
					"Purchase of Shares"
					"Financial Highlights"

6.	Capital Stock and Other Securities		"Shares of the Fund"
						"Redemption of Shares"
						cover page
						"Dividends, Automatic
						Reinvestment and Taxes"

7.	Purchase of Securities Being
	Offered					"Purchase of Shares"
						"Investment Management
						and Distribution of Shares"
						"Determination of Net
							Asset Value"
						"Exchange Privileges"

8. Redemption or Repurchase			"Redemption of Shares"
						"Minimum Account Size"

9.	Pending Legal Proceedings		not applicable




Part B of	Statement of Additional
Form N-1A	Information Caption

10.	Cover page				cover page

11.	Table of Contents			"Table of Contents"

12.	General Information and History		not applicable

13.	Investment Objectives and Policies		"Repurchase Agreements"
						"Puts"
						See Prospectus-"Investment
						Objective and Policies"

14.	Management of the Fund			"Directors and Officers"

15.	Control Persons and Principal
	Holders of Securities			"Directors and Officers"
						See Prospectus - "Shares of
						the Fund"

16.	Investment Advisory and
	Other Services				"Directors and Officers"
						"Management Agreement, Plan
						of Distribution and Other
							Services"
						"Custodian"
						"Independent Auditors"
						See Prospectus -
						"Investment Management and
						Distribution of Shares"
						"Fee Table"

17.	Brokerage Allocation			See Prospectus -
						"Investment Management and
						Distribution of Shares"

18.	Capital Stock and Other Securities		See Prospectus - "Shares of
the
		Fund"
		"Voting Rights"

19.	Purchase, Redemption and Pricing
	of Securities Being Offered		See Prospectus - "Purchase
		 					of Shares"
						See Prospectus -
						"Determination of
						Net Asset Value"
						"Determination of Net Asset
						Value and Amortized Cost
						Valuation"
						"Financial Statements"

20.	Tax Status				See Prospectus - "Dividends,
						Automatic Reinvestment and
						Taxes"


Part B of	Statement of Additional
Form N-1A	Information Caption

21.	Underwriters				See Prospectus - "Investment
				Management and Distribution of  Shares"

22.	Calculation of Performance Data		"Computation of Yield"

23.	Financial Statements			"Financial Statements"

Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment.

Parts A and B to Post-Effective Amendment No. 24, which were filed with the Securities and Exchange Commission on behalf of the Registrant on July 28, 1995 are hereby incorporated by reference in their entirety.



	PART C  Other Information

Item 24.	 Financial Statements and Exhibits


	(a) Financial Statements

		Included in Part A:

	Financial Highlights

		Included in Part B:

	The Fund's Annual Report for the fiscal year ended March 31, 1995 and the Report of Independent Accountants dated May 8, 1995 is incorporated by reference to the Rule N-30D filing, Accession #: 0000091155-95-00138, made on June 16, 1995.

	The Fund's Semi-Annual Report for the period ended September 30, 1995 is
incorporated by 	reference to the Rule N-30D filing, Accession #: 0000091155-
96-132, made on March 27, 1996.

	(b)	Exhibits

	(1)	(a)	Articles of Amendment dated March 31, 1981 are incorporated
by reference to Exhibit 1(a) to Post-Effective Amendment No.
14.

		(b)	Articles of Amendment and Restatement of Articles of
Incorporation dated October 28, 1980 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 14.

		(c)	Articles of Amendment dated July 22, 1991 are incorporated by reference to Exhibit 1(c) to Post-Effective No. 15.

		(d)	Articles of Amendment dated November 10, 1992.

		(e)	Articles Supplementary dated December 8, 1992.

	(2)	Bylaws of the Trust are incorporated by reference to Exhibit 2 to
Post-Effective Amendment No. 11 to Registration Statement No. 2-
69938.

	(3)	Not applicable.

	(4)	Not applicable.

	(5)	Management Agreement between Registrant and Mutual Management Corp.

	(6)	Underwriting Agreement between Registrant and Smith Barney, Harris
Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 12.

	(7)	Not applicable.

	(8)	Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5.

	(9)	Transfer Agency Agreement between Registrant and Provident
Financial Processing Corp. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 14.

	(10)	Not Applicable.

	(11)	(i)	Auditors' Report (see the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information).
		(ii)	Auditors' Consent (see the Consent incorporated by reference to Exhibit 11(ii) to Post Effective Amendment No.24).

	(12)	Not applicable.

	(13)	Subscription Agreement between Registrant and National Securities &
Research Corporation is incorporated by reference to Exhibit 13 to
Post-Effective Amendment No. 14.

	(14)	Not applicable.

	(15)	Plan of Distribution pursuant to Rule 12b-1 of Registrantis
incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 23.

	(16)	Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 10.

	(18)	Plan Pursuant to Rule 18f-3 filed herewith.

Item 25.	Persons Controlled by or under Common Control with Registrant

	(None)

Item 26.	Number of Holders of Securities as of  March 15, 1996

	Class A securities       		5,251,642,650.480
	Class C securities		          483,777.350
	Class Y securities	   	5,252,126,427.830

Item 27.	Indemnification

	Reference is made to ARTICLE Eighth of Registrant's Articles of Incorporation for a complete statement of its terms. Subparagraph (c) of Article EIGHTH provides: "Notwithstanding the foregoing provisions, no officer or director of the Corporation shall be indemnified for or insured against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include
Mutual Management Corp. (Registrant's Manager) and affiliated investment companies.

Item 28.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing
under the caption "Management Agreements" 	included in Part B
(Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of Smith Barney Mutual Funds Management Inc. is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.




Item 29.	Principal Underwriters


(a) Smith Barney Inc. ("Smith Barney ") also acts
as principal underwriter for Smith Barney Money
Funds, Inc.; Smith Barney Muni Funds; Smith Barney
Funds, Inc., Smith Barney Variable Account Funds;
Smith Barney Intermediate Municipal Fund, Inc.,
Smith Barney Municipal Fund, Inc., High Income
Opportunity Fund Inc., Smith Barney/Travelers
Series Fund Inc., Smith Barney World Funds, Inc.,
Greenwich Street California Municipal Fund Inc.,
The Inefficient-Market Fund, Inc., Smith Barney
Adjustable Rate Government Income Fund, Smith
Barney Equity Funds, Smith Barney Income Funds,
Smith Barney Massachusetts Municipals Fund, Zenix
Income Fund Inc., Smith Barney Arizona Municipals
Fund Inc., Smith Barney Principal Return Fund,
Municipal High Income Fund Inc., The Trust for TRAK
Investments, Smith Barney Series Fund, Smith Barney
Income Trust,  Smith Barney Oregon Municipals Fund
Inc., Smith Barney Municipal Money Market
Fund,Inc., Smith Barney Aggressive Growth Fund
Inc., Smith Barney Appreciation Fund Inc., Smith
Barney California Municipals Fund Inc., Smith
Barney Fundamental Value Fund Inc., Smith Barney
Managed Governments Fund Inc., Smith Barney Managed
Municipals Fund Inc., Smith Barney New Jersey
Municipals Fund Inc., Smith Barney Natural
Resources Fund Inc., Smith Barney Investment Funds
Inc., Smith Barney FMA (R) Trust, The Italy Fund
Inc., Smith Barney Telecommunications Trust,
Managed Municipals Portfolio Inc., Managed
Municipals Portfolio II Inc., Smith Barney Concert
Series Inc.,Managed High Income Portfolio Inc. and
Greenwich Street Municipal Fund Inc.;  USA  High
Yield Fund N.V.; Smith Barney International
Funds(Luxemburg); Smith Barney Worldwide Securities
Limited  (Bermuda);   Smith   Barney  Worldwide
Special   Fund N.V. (Netherlands, Antilles); Global Horizons Investment Series
(Cayman Islands).


Smith Barney, the distributor of Registrant's shares, is a wholly owned subsidiary of Travelers Group Inc.



	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)

	(c) Not applicable.

Item 30.	Location of Accounts and Records

	PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02108, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a).

	All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2).


Item 31.	Management Services

	Not applicable.


Item 32.	Undertakings

	(a) Not applicable.

	SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 27th day of March 1996.

				SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

							BY /s/ Heath B. McLendon
					    (Heath B. McLendon, Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date


/s/ Heath B. McLendon       	Director, Chairman and	3/27/96
(Heath B. McLendon)	Chief Executive Officer


/s/ Jessica M. Bibliowicz  	President and Director		3/27/96
(Jessica M. BIbliowicz)


Joseph  H. Fleiss*          	Director
(Joseph H. Fleiss)


Donald R. Foley*          	Director
(Donald R. Foley)

	                 	Director
(Paul Hardin III)

Francis P. Martin*         	Director
(Francis P. Martin)


Roderick C. Rasmussen *	Director
(Roderick C. Rasmussen)





John P. Toolan*                 Director
(John P. Toolan)


C. Richard Youngdahl*   	Director
(C. Richard Youngdahl)


/s/ Lewis E. Daidone        	Treasurer and Principal	3/27/96
(Lewis E. Daidone)	Financial Officer



*By:/s/ Christina T. Sydor				3/27/96
      Christina T. Sydor
      Pursuant to Power of Attorney

	EXHIBIT INDEX



Exhibit No. 	Exhibit	Page No.

18	Rule 18f-3 Plan